Commitments and Contingent Liabilities (Details) - Schedule of future minimum lease payments under operating leases $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of future minimum lease payments under operating leases [Abstract]
2022	$ 1,548
2023	1,366
2024	521
2025	487
2026	487
Thereafter	243
Total	$ 4,652